INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Non-capital loss carryforwards	$ 14,161,000	$ 14,098,000	$ 13,330,000
Capital loss carryforwards	25,540,000	25,540,000	25,540,000
Capital assets	108,000	108,000	127,000
Others	115,000	115,000	264,000
Total:	$ 39,924,000	$ 39,861,000	$ 39,261,000